PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at September 30, 2024 and December 31, 2022:

	September 30, 2024	December 31, 2023
	(Unaudited)	(Audited)
Computer	30,713	30,713
Furniture & Fixtures	56,978	56,978
HVAC	25,000	25,000
Land	17,703	17,703
Leasehold Improvements	51,070	32,304
Machinery and Equipment	55,067	55,067
Vehicle	24,000	24,000
Total	260,531	241,765
Less: Accumulated Depreciation	(220,270)	(216,890)
Property, Plant and Equipment - net	$40,261	$24,875

Depreciation expense totaled of $3,380 and $13,611 for the nine months ended September 30, 2024 and September 30, 2023, respectively.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
	(Audited)	(Audited)
ATM Machine	$—	$5,600
Computer	30,713	30,713
Furniture & Fixtures	56,978	42,965
HVAC	25,000	44,430
Land	17,703	533,778
Leasehold Improvements	32,304	147,636
Machinery and Equipment	55,067	69,312
Sign	—	12,758
Vehicle	24,000	24,000
Total	241,765	911,192
Less: Accumulated Depreciation	(216,890)	(358,396)
Property, Plant and Equipment - net	$24,875	$552,796

Depreciation expense totaled of $11,845 and $21,937 for the twelve months ended December 31, 2023 and 2022, respectively. Due to the sale of the farm in 2023, the Company removed net assets of $516,076 and recorded a gain of sale of the farm $177,883 during the years ended December 31, 2023.

During the year ended December 31, 2023, the Company sold the retail store in Oregon which had no net assets as all fixed assets of Oregon store were fully depreciated and the Company recorded $206,546 as gain from sale of the business license. The Company also sold two safes which were fully depreciated before 2022. The gain of this disposal was $1,800.